Debt - Schedule of Senior Secured Notes (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 EUR (€)
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes
Debt Instrument [Line Items]
Principal	$ 2,675		$ 4,068
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	2.375%	2.375%
Principal	$ 588	€ 500	519
Effective interest rate (as a percent)	2.50%	2.50%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	5.25%	5.25%
Principal	$ 750		750
Effective interest rate (as a percent)	5.39%	5.39%
Senior Notes | 4.250% Senior Secured Euro Notes due March 2030
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	4.25%	4.25%		4.25%
Principal	$ 588	€ 500	519	€ 500
Effective interest rate (as a percent)	4.52%	4.52%
Senior Notes | 5.750% Senior Secured U.S. Dollar Notes due January 2033
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	5.75%	5.75%
Principal	$ 750	€ 750	$ 0
Effective interest rate (as a percent)	5.93%	5.93%
Senior Notes | 5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	102.875%
Senior Notes | 5.750% Senior Secured U.S. Dollar Notes due January 2033 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.438%